Basis of Presentation	6 Months Ended
Jun. 30, 2026
Basis of Presentation [Abstract]
Basis of presentation

Note 3. Basis of presentation

The condensed consolidated financial statements are prepared in accordance with the Generally Accepted Accounting Principles in the United States of America (“US GAAP”) as set forth in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC). All amounts are in United States dollars (“USD”) unless otherwise stated.

These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Group’s annual financial statements for the year ended December 31, 2025, as filed in the 20-F on March 31, 2026.

The Group’s interim period results do not necessarily indicate the results that may be expected for any other interim period or for the full fiscal year. The significant accounting policies applied in the annual consolidated financial statements of the Group as of December 31, 2025, contained in the Group’s Annual Report have been applied consistently in these unaudited condensed consolidated financial statements.

It is management’s opinion that all adjustments necessary for a fair statement of the results for the interim periods have been made. These unaudited condensed consolidated financial statements include a description of the nature and amount of material adjustments other than normal recurring adjustments.

Acquisition of Miraex SA

On June 1, 2026, SEALSQ acquired 100% of the outstanding shares and voting rights of Miraex. The Group concluded that the acquired set did not meet the definition of a business under ASC 805 and accounted for the transaction as an asset acquisition under ASC 805-50. Miraex’ assets, liabilities and results of operations have been included in the Group’s condensed consolidated financial statements from June 1, 2026. See Note 7 for further information.

The acquisition supports SEALSQ’s development of secure quantum communication solutions.

Acquisition of Wecan Group SA

On June 1, 2026, SEALSQ acquired a 55.5% controlling interest in Wecan. The acquisition was accounted for as a business combination in accordance with ASC 805, with SEALSQ identified as the accounting acquirer. Wecan’s assets, liabilities and results of operations have been included in the Group’s condensed consolidated financial statements from June 1, 2026. See Note 6 for further information.

The acquisition enhances SEALSQ’s digital security and trusted data-exchange solutions for sensitive industries.

Additional paid-in capital

During our 2025 financial reporting process, we ascertained that, although SEALSQ is a BVI company with a direct listing on a U.S. stock exchange, its tax residency status means that it is liable for stamp duties in Switzerland for its share issues. This resulted in the Group not accruing for stamp duties on its share issues since inception, which affected SEALSQ’s equity presentation of capital increases in the financial statements ended June 30, 2024, and December 31, 2023. The error resulted in an overstatement of the capital increase impacts in additional paid-in capital and an understatement of other current liabilities. We assessed that there was not a substantial likelihood that the error would have been viewed by the reasonable investor as having significantly altered the “total mix” of information made available, and as such concluded that a “little r” restatement was required. In application of ASC 250, we corrected the error in the current year comparative financial statements by adjusting the prior period information.

The tables below show the effect of the adjustment of the prior period information on the Condensed Consolidated Statements of Comprehensive Income / (Loss), Condensed Consolidated Statements of Changes in Shareholders’ Equity and Condensed Consolidated Statements of Cash Flows. The related interest accrual in relation to the late payment in prior years was deemed immaterial and was not adjusted in retained earnings, instead, a total cumulated interest expense of $30,138 was recorded in the income statement in the six months ended June 30, 2025 ($4,884 arising in 2023, $14,563 in 2024 and $10,691 in the six months ended June 30, 2025).

	As reported in the financial statements ended June 30, 2025	As adjusted in the financial statements ended June 30, 2026
	6 months ended June 30,	6 months ended June 30,
USD’000	2025 (unaudited)	2025 (unaudited)

Non-operating expenses	(1,487)	(1,517)
Loss before income tax expense	(19,998)	(20,028)
Net loss	(20,000)	(20,030)
Comprehensive loss	(19,892)	(19,922)

Condensed Consolidated Statements of Changes in Shareholders’ Equity

	As reported in the financial statements ended June 30, 2025 (unaudited)			As adjusted in the financial statements ended June 30, 2026 (unaudited)
USD’000	Additional paid-in capital	Accumulated deficit	Total equity (deficit)	Additional paid-in capital	Accumulated deficit	Total equity (deficit)
As of December 31, 2024	117,944	(41,913)	77,864	116,568	(41,913)	76,488
Share Purchase Agreements (Anson SPA and L1 SPA)	18,325	-	18,426	18,122	-	18,223
Warrant exercises (Anson Warrants and L1 Warrants)	7,330	-	7,374	7,292	-	7,337
ATM	27,048	-	27,123	26,749	-	26,824
Investment in Wecan Group	1,944	-	1,949	1,922	-	1,927
Comprehensive income / (loss)		(20,000)		-	(20,030)	(19,922)
As of June 30, 2025	177,863	(61,913)	118,129	175,925	(61,943)	116,162

Condensed Consolidated Statements of Cash Flows

	As reported in the financial statements ended June 30, 2025	As adjusted in the financial statements ended June 30, 2026
	6 months ended June 30,	6 months ended June 30,
USD’000	2025 (unaudited)	2025 (unaudited)
Cash Flows from operating activities:
Net income / (loss)	(20,000)	(20,030)
Increase / (decrease) in other current liabilities, excluding stock-based compensation liability	(174)	(144)